Revenue - Schedule of Revenue Recognized in Unaudited Condensed Consolidated Interim Statements of Profit or Loss (Detail) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Revenue
Commercial products	€ 96,028	€ 66,499
Rendering of services and clinical supply	3,524	4,625
Licenses	1,402	24,770
Total revenue	100,954	95,894
Revenue (geographical)
Total revenue	100,954	95,894
Europe [Member]
Revenue
Total revenue	21,328	1,567
Revenue (geographical)
Total revenue	21,328	1,567
North America [member]
Revenue
Total revenue	73,686	92,681
Revenue (geographical)
Total revenue	73,686	92,681
Rest of world [member]
Revenue
Total revenue	5,940	1,646
Revenue (geographical)
Total revenue	€ 5,940	€ 1,646